Components of Income Tax Provision from Continuing Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2016	Jun. 27, 2015	Jul. 01, 2016	Jun. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current income taxes:
U.S. federal					$ 597	$ (309)	$ 840
U.S. state					1,042	310	429
Foreign					4,677	5,989	6,373
Total current income taxes					6,316	5,990	7,642
Deferred income taxes:
U.S. federal					6,095	(6,579)	9,610
U.S. state					919	(2,120)	767
Foreign					(1,074)	(2,011)	(568)
Total deferred income taxes			$ 3,812	$ 3,735	5,940	(10,710)	9,809
Total income tax provision (benefit)	$ 3,577	$ 5,911	$ 8,990	$ 7,856	$ 12,256	$ (4,720)	$ 17,451